Other Income and Other Expenses - Summary of Other Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Foreign currency loss	₩ 1,695,524	₩ 2,479,014	₩ 1,516,528
Loss on disposal of property, plant and equipment	89,049	76,771	102,453
Impairment loss on property, plant and equipment	161,579	98,525	60,072
Impairment loss on intangible assets	55,292	72,490	54,833
Others	38,007	71,181	52,348
Total	₩ 2,039,451	₩ 2,797,981	₩ 1,786,234